Deficit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 25, 2014
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	100	48,000,000	48,000,000	48,000,000	48,000,000
Non cash captial contribution from parent	$ 7